Annual Fund Operating Expenses	12 Months Ended
	Sep. 30, 2011
Vanguard Growth and Income Fund - Investor Shares | Vanguard Growth and Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.31%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.34%	[1]
Vanguard Growth and Income Fund - Admiral Shares | Vanguard Growth and Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%	[1]
Vanguard Structured Large-Cap Equity Fund - Institutional Shares | Vanguard Structured Large-Cap Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.24%
Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares | Vanguard Structured Large-Cap Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17%
Vanguard Structured Broad Market Fund - Institutional Shares | Vanguard Structured Broad Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.24%
Vanguard Structured Broad Market Fund - Institutional Plus Shares | Vanguard Structured Broad Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17%

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.